SEGMENT INFORMATION AND GEOGRAPHIC DATA (Tables)	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Revenue, Cost of Revenue, Operating Expenses, and Operating Income

Segment revenue, cost of revenue, operating expenses, and operating income were as follows during the periods presented:

(In millions)

Year Ended June 30,	2026	2025	2024

Agents and Infra

Revenue	$268,127	$218,783	$186,910
Cost of revenue	81,417	61,292	48,104
Operating expenses	50,345	46,677	44,344

Operating income	$136,365	$110,814	$94,462

Devices and Consumer

Revenue	$63,712	$62,941	$58,212
Cost of revenue	24,957	26,539	26,010
Operating expenses	19,883	18,688	17,231

Operating income	$18,872	$17,714	$14,971

Total

Revenue	$331,839	$281,724	$245,122
Cost of revenue	106,374	87,831	74,114
Operating expenses	70,228	65,365	61,575

Operating income	$155,237	$128,528	$109,433

Revenue Classified by Major Geographic Areas	Revenue, classified by the major geographic areas in which our customers were located, was as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

United States (a)	$170,794	$144,546	$124,704
Other countries	161,045	137,178	120,418

Total	$331,839	$281,724	$245,122

(a)
Includes billings to OEMs and certain multinational organizations because of the nature of these businesses and the impracticability of determining the geographic source of the revenue.

Revenue Classified by Significant Product and Service Offerings

Revenue, classified by significant product and service offerings, was as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Azure	$101,938	$72,610	$54,070
Microsoft 365 cloud	100,299	84,605	73,457
Productivity and server licensing	37,285	35,391	34,976
Search and advertising	24,835	22,171	19,679
XBOX	21,790	23,455	21,503
Industry solutions	20,345	18,417	16,813
Windows OEM and devices	17,087	17,315	17,030
Frontier and support services	8,260	7,760	7,594

Total	$331,839	$281,724	$245,122

Our Microsoft Cloud revenue, which includes Azure, Microsoft 365 commercial cloud, and Industry solutions cloud, was $214.4 billion, $168.9 billion, and $137.7 billion in fiscal years 2026, 2025, and 2024, respectively.

Long-Lived Assets, Excluding Financial Instruments and Tax Assets, Classified by Location of Controlling Statutory Company

Long-lived assets, excluding financial instruments and tax assets, classified by the location of the controlling statutory company and with countries over 10% of the total shown separately, were as follows:

(In millions)

June 30,	2026	2025	2024

United States	$300,354	$230,069	$186,106
Other countries	175,159	141,833	115,263

Total	$475,513	$371,902	$301,369